INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
NOTE 6. INTANGIBLE ASSETS

NOTE 5. INTANGIBLE ASSETS

Intangible assets consist of the following at June 30, 2021:

	Gross Carrying	Accumulated	Net Intangible	Amortization Period
	Amount	Amortization	Asset	(in years)

SOBR Safe Intellectual Technology	$3,854,675	$417,586	$3,437,089	10

Amortization expense for the six-month period ended June 30, 2021 and 2020 was $192,732 and 32,122, respectively, and is included in general and administrative expenses in the consolidated statements of operations.

Estimated future amortization expense for device technology intangible assets is as follows:

2022	2023	2024	2025	2026	Thereafter

$385,467	$385,467	$385,467	$385,467	$385,467	$1,509,754

NOTE 6. INTANGIBLE ASSETS

Intangible assets consist of the following at December 31, 2020:

	Gross Carrying Amount	Accumulated Amortization	Net Intangible Asset	Amortization Period (in years)
SOBR Safe
Intellectual Technology	$3,854,675	$224,854	$3,629,821	10

Amortization expense for the years ended December 31, 2020 and 2019 was $224,854 and none, respectively.

Estimated future amortization expense for device technology intangible assets is as follows:

2021	2022	2023	2024	2025	Thereafter
$385,467	$385,467	$385,467	$385,467	$385,467	$1,702,486